Risk management - Maximum exposure to credit risk (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 412,495,783	[1]	$ 285,553,136	₩ 398,471,816	[1]
Financial assets at FVTPL	[2]	16,870,334			17,076,619
Financial assets at FVTOCI		82,071,637			42,922,671
Securities at amortized cost		18,707,459		12,950,371	19,203,177
Derivative assets		217,180		$ 150,345	175,191
Off balance sheet item
Off-balance accounts		150,356,165			150,474,850
Total		680,718,558			628,324,324
Financial guarantee		5,032,808			4,156,790
Korean treasury and government agencies
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	538,314			229,126
Corporates
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	188,753,434			179,986,851
Banks
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	23,189,957			23,593,313
Consumers
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	200,014,078			194,662,526
Deposits
Categories of financial assets
Financial assets at FVTPL	[2]	261,470			73,951
Debt securities
Categories of financial assets
Financial assets at FVTPL	[2]	9,552,081			6,801,288
Loans
Categories of financial assets
Financial assets at FVTPL	[2]	1,126,446			104,177
Derivative assets
Categories of financial assets
Financial assets at FVTPL	[2]	5,774,203			10,094,532
Other financial assets
Categories of financial assets
Financial assets at FVTPL	[2]	156,134			2,671
Debt securities and others at FVTOCI
Categories of financial assets
Financial assets at FVTOCI		82,071,637			42,922,671
Debt securities at amortized cost
Categories of financial assets
Securities at amortized cost		18,707,459			19,203,177
Derivative assets (Designated for hedging)
Categories of financial assets
Derivative assets		217,180			175,191
Payment Guarantees
Off balance sheet item
Off-balance accounts	[3]	16,070,098			16,611,262
Loan commitments
Off balance sheet item
Off-balance accounts		₩ 134,286,067			₩ 133,863,588

[1]	Cash and cash equivalents are not included
[2]	Puttable financial instruments are not included.
[3]	As of December 31, 2024 and 2025, the financial guarantee amount of 4,156,790 million Won and 5,032,808 million Won are included, respectively.